UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811- 06107
John Hancock Patriot Select Dividend Trust
(Exact name of registrant as specified in charter)
601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)
Alfred E. Ouellette, Senior Attorney and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)
Registrant's telephone number, including area code: 617-663-4324
Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Patriot Select Dividend Trust

9.30.2005

Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Patriot Select Dividend Trust
Securities owned by the Fund on
September 30, 2005 (unaudited)

Issuer		Shares	Value
Common stocks 38.38%			$83,850,135
(Cost $79,474,587)

Electric Utilities 2.33%			5,090,343

Cinergy Corp.		26,000	1,154,660
Great Plains Energy, Inc.		35,750	1,069,283
Progress Energy, Inc.		64,000	2,864,000
Progress Energy, Inc., (Contingent Value Obligation) (B)(I)		20,000	2,400

Gas Utilities 2.04%			4,468,550

Atmos Energy Corp.		9,700	274,025
National Fuel Gas Co.		56,150	1,920,330
Peoples Energy Corp.		57,750	2,274,195

Integrated Telecommunication Services 1.57%			3,425,543

SBC Communications, Inc.		97,700	2,341,869
Verizon Communications, Inc.		33,150	1,083,674

Multi-Utilities & Unregulated Power 32.44%			70,865,699

Alliant Energy Corp.		148,000	4,311,240
Ameren Corp.		85,400	4,568,046
CH Energy Group, Inc.		151,250	7,181,350
Consolidated Edison, Inc.		45,000	2,184,750
Dominion Resources, Inc.		46,000	3,962,440
DTE Energy Co.		155,900	7,149,574
Duke Energy Corp.		70,000	2,041,900
Energy East Corp.		242,000	6,095,980
KeySpan Corp.		161,850	5,952,843
NiSource, Inc.		97,850	2,372,862
NSTAR		188,000	5,436,960
OGE Energy Corp.		96,092	2,700,185
Public Service Enterprise Group, Inc.		16,000	1,029,760
Puget Energy, Inc.		121,800	2,859,864
Sierra Pacific Resources (I)		183,200	2,720,520
TECO Energy, Inc.		176,750	3,185,035
Vectren Corp.		30,000	850,500
WPS Resources Corp.		51,000	2,947,800
Xcel Energy, Inc.		169,000	3,314,090

	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 60.75%			$132,706,290
(Cost $131,659,645)

Agricultural Products 1.53%			3,341,252

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)	BB+	40,000	3,341,252

John Hancock
Patriot Select Dividend Trust
Securities owned by the Fund on
September 30, 2005 (unaudited)

Broadcasting & Cable TV 0.29%			635,500

Shaw Communications, Inc., 8.50% (Canada)	B+	25,000	635,500

Consumer Finance 2.28%			4,986,400

SLM Corp., 6.97%, Ser A	BBB+	92,000	4,986,400

Diversified Banks 2.13%			4,644,580

Bank of America Corp., 6.75%, Depositary Shares, Ser VI	A	88,300	4,644,580

Diversified Financial Services 3.07%			6,701,030

Citigroup, Inc., 6.213%, Depositary Shares, Ser G	A	44,000	2,266,880
Citigroup, Inc., 6.231%, Depositary Shares, Ser H	A	86,100	4,434,150

Electric Utilities 17.41%			38,033,498

Alabama Power Co., 5.20%	BBB+	240,000	6,000,000
Boston Edison Co., 4.25%	BBB+	64,157	5,164,638
Duquesne Light Co., 6.50%	BB+	107,000	5,537,250
Entergy Mississippi, Inc., 6.25%	BB+	104,000	2,606,500
Interstate Power & Light Co., 7.10%, Ser C	BBB-	25,000	680,470
Interstate Power & Light Co., 8.375%, Ser B	BBB-	46,000	1,570,900
Monongahela Power Co., $7.73, Ser L	B	50,000	5,050,000
Northern Indiana Public Service Co., 4.22%	BB+	11,526	909,834
Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)	CCC+	205,600	5,140,000
Southern California Edison Co., 6.125%	BBB-	25,000	2,507,812
Virginia Electric & Power Co., $6.98	BBB-	10,500	1,092,000
Virginia Electric & Power Co., $7.05	BBB-	10,000	1,040,625
Wisconsin Public Service Corp., 6.76%	A	7,000	733,469

Gas Utilities 2.56%			5,598,186

Southern Union Co., 7.55%	BB+	210,300	5,598,186

Integrated Oil & Gas 0.90%			1,957,500

Coastal Finance I, 8.375%	CCC	78,300	1,957,500

Integrated Telecommunication Services 0.17%			380,900

Telephone & Data Systems, Inc., 6.625%	A-	15,000	376,200
Touch America Holdings, Inc., $6.875 (B)(H)	D	47,000	4,700

Investment Banking & Brokerage 7.02%			15,336,560

Bear Stearns Cos., Inc. (The), 5.49%, Depositary Shares, Ser G	BBB	141,400	7,084,140
Bear Stearns Cos., Inc. (The), 6.15%, Depositary Shares, Ser E	BBB	23,000	1,173,000
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares, Ser D	BBB+	125,600	6,430,720
Lehman Brothers Holdings, Inc., 5.94%, Depositary Shares, Ser C	BBB+	13,000	648,700

Life & Health Insurance 2.44%			5,323,500

MetLife, Inc., 6.50%, Ser B	BBB	210,000	5,323,500

Multi-Utilities & Unregulated Power 11.18%			24,428,986

Baltimore Gas & Electric Co., 6.99%, Ser 1995	Baa1	40,000	4,161,252
BGE Capital Trust II, 6.20%	BBB-	190,000	4,807,000
Energy East Capital Trust I, 8.25%	BBB-	147,000	3,807,300

John Hancock
Patriot Select Dividend Trust
Securities owned by the Fund on
September 30, 2005 (unaudited)

PSEG Funding Trust II, 8.75%	BB+	30,000	796,500
Public Service Electric & Gas Co., 6.92%	BB+	30,627	3,178,510
Sempra Energy, $4.36	BBB+	19,250	1,568,875
Sempra Energy, $4.75, Ser 53	BBB+	6,305	539,077
South Carolina Electric & Gas Co., 6.52%	Baa1	55,000	5,570,472

Oil & Gas Exploration & Production 7.37%			16,105,798

Anadarko Petroleum Corp., 5.46%, Depositary Shares, Ser B	BBB-	48,200	4,702,513
Apache Corp., 5.68%, Depositary Shares, Ser B	BBB	48,174	4,918,267
Devon Energy Corp., 6.49%, Ser A	BB+	53,500	5,502,143
Nexen, Inc., 7.35% (Canada)	BB+	37,500	982,875

Regional Banks 2.40%			5,232,600

HSBC USA, Inc., $2.8575 (G)	A1	108,000	5,232,600
	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 0.87%			$1,909,604
(Cost $1,909,604)

Commercial Paper 0.87%			1,909,604

ChevronTexaco Corp., Due 10-3-05	3.730	1,910	1,909,604

Total investments 100.00%			$218,466,029

John Hancock

Patriot Select Dividend Trust

Footnotes to Schedule of Investments

September 30, 2005 (unaudited)

(A)	Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(B)	This security is fair valued in good faith under procedures established by the Board of Trustees.

(G)	Security rated internally by John Hancock Advisers, LLC.

(H)	Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I)	Non-income-producing security.

(S)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

Rule 144A securities amounted to $3,341,252 or 1.53% of the Fund's total investments as of September 30, 2005.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2005, including short-term investments, was $213,043,836. Gross unrealized appreciation and depreciation of investments aggregated $13,067,683 and $7,645,490, respectively, resulting in net unrealized appreciation of $5,422,193.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and dividend disburser
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for AMPS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock Exchange: DIV

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Patriot Select Dividend Trust.

P30Q1 9/05
11/05

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Select Dividend Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 28, 2005

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: November 28, 2005